Board of Directors and Executive Management Compensation (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 23, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Board of Directors and Management Compensation
Wages, salaries and board fees		€ 1,417	€ 1,289	€ 1,004
Pension costs - defined contribution plans		100	95	29
Share based payment		1,249	957	588
Other short-term benefits		35	41	55
Cash bonus		2,473	1,197	1,155
Total management compensation		5,274	3,579	2,831
Board of directors
Board of Directors and Management Compensation
Wages, salaries and board fees		419	334	183
Total management compensation		419	334	183
Board of directors | Colette Cohen
Board of Directors and Management Compensation
Term of directors (in years)	2 years
Executive management
Board of Directors and Management Compensation
Wages, salaries and board fees		998	955	821
Pension costs - defined contribution plans		100	95	29
Share based payment		1,249	957	588
Other short-term benefits		35	41	55
Cash bonus		2,473	1,197	1,155
Total management compensation		€ 4,855	€ 3,245	€ 2,648